ActiveBuilders Emerging Markets Equity ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
ActiveBuilders Emerging Markets Equity ETF | ETF
Prospectus [Line Items]
Annual Return [Percent]	35.76%	5.75%	8.75%	(24.29%)